Derivative financial instruments - Impact on profit or loss (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amount of net derivative financial asset (liabilities)	€ 338.5	€ (391.3)	€ 305.0
Expected Cash Flows	338.5	(391.3)	304.6
Less than one year
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	119.0	21.7	284.5
Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	111.5	(104.1)	6.6
Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	60.1	(83.1)	4.8
Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	36.6	(100.7)	3.2
Thereafter
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	11.3	(125.1)	5.5
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amount of net derivative financial asset (liabilities)	4.0	(6.7)	7.9
Expected Cash Flows	4.0	(6.7)	7.5
Interest rate swaps [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amount of net derivative financial asset (liabilities)	1.7	(0.7)	1.6
Expected Cash Flows	1.7	(0.7)	1.5
Interest rate swaps [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	1.2	(0.2)	0.2
Interest rate swaps [Member] | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	0.8	(0.6)	1.9
Interest rate swaps [Member] | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	0.4	(1.0)	1.5
Interest rate swaps [Member] | Thereafter
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(0.1)	(4.2)	2.4
Other than aircraft purchases forward contract
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amount of net derivative financial asset (liabilities)	235.0	(181.4)	238.9
Expected Cash Flows	235.0	(181.4)	238.9
Other than aircraft purchases forward contract | Less than one year
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	208.8	(153.4)	224.8
Other than aircraft purchases forward contract | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	26.2	(28.4)	6.4
Other than aircraft purchases forward contract | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows		0.4	2.9
Other than aircraft purchases forward contract | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows			1.7
Other than aircraft purchases forward contract | Thereafter
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows			3.1
Aircraft purchases contract
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amount of net derivative financial asset (liabilities)	284.7	(413.0)
Expected Cash Flows	284.7	(413.0)
Aircraft purchases contract | Less than one year
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	98.2	(34.0)
Aircraft purchases contract | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	79.6	(75.5)
Aircraft purchases contract | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	59.3	(82.9)
Aircraft purchases contract | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	36.2	(99.7)
Aircraft purchases contract | Thereafter
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	11.4	(120.9)
Commodity forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amount of net derivative financial asset (liabilities)	(185.2)	209.8	58.2
Expected Cash Flows	(185.2)	209.8	58.2
Commodity forward contracts [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amount of net derivative financial asset (liabilities)	(189.7)	209.8	58.2
Expected Cash Flows	(189.7)	€ 209.8	€ 58.2
Commodity forward contracts [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	€ 4.5